BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@PacificLife.com
September 21, 2010
Attention: EDGAR Filing Desk
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Journey Select Individual Flexible Premium
Deferred Variable Annuity (File Number 333-168026) funded by Separate
Account A (File Number 811-08946) of Pacific Life Insurance Company
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Journey Select Individual Flexible Premium Deferred Variable Annuity Contract, which is funded by the Separate Account.
The purpose of this filing is to incorporate Staff comments dated September 1, 2010.
If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage